Business Combination with MAAC - Additional Information (Detail) $ / shares in Units, $ in Thousands	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares		Dec. 31, 2020 USD ($)	[1]	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2021 USD ($)
Business Combination with M A A C [Line Items]
Stock Issued During Period, Value, New Issues | $	$ 56,116	[1]	$ 20,000			$ 301,744	$ 999,193
Lock Up Period of Common Shares					36 months
Lock up period ,warrants					36 months
Roivant Common Shares [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Number of trading days to meet earn out price threshold					20 days
Trading day period for earn out shares					30 days
Earn-Out share price	$ 15.00				$ 15.00
Roivant Common Shares [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Trading day period for earn out shares					30 days
Earn-Out share price	$ 20.00				$ 20.00
MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares					10,000
MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares					5,000
MAAC Sponsor [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares					2,033,591
MAAC Sponsor [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares					1,016,796
MAAC Sponsor [Member] | Roivant Common Shares [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Fifteen Dollar [Member]
Business Combination with M A A C [Line Items]
Portion of Share Subject to Earnout					20.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Twenty Dollar [Member]
Business Combination with M A A C [Line Items]
Portion of Share Subject to Earnout					20.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Sponsor Support Agreement [Member] | Share Price Equal or Exceeds Ten Dollar [Member]
Business Combination with M A A C [Line Items]
Portion of Share Subject to Earnout					10.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period One [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time	25.00%				25.00%
Lock Up Period of Common Shares					6 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Two [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time	25.00%				25.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Two [Member] | Minimum [Member]
Business Combination with M A A C [Line Items]
Lock Up Period of Common Shares					12 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Two [Member] | Maximum [Member]
Business Combination with M A A C [Line Items]
Lock Up Period of Common Shares					6 years
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Three [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time	50.00%				50.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Four [Member]
Business Combination with M A A C [Line Items]
Percentage of warrants subject to lock-up for defined period of time	25.00%				25.00%
Lock up period ,warrants					6 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Five [Member]
Business Combination with M A A C [Line Items]
Percentage of warrants subject to lock-up for defined period of time	25.00%				25.00%
Lock up period ,warrants					12 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Six [Member]
Business Combination with M A A C [Line Items]
Percentage of warrants subject to lock-up for defined period of time	50.00%				50.00%
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Seven [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time	25.00%				25.00%
Lock Up Period of Common Shares					6 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Eight [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time	25.00%				25.00%
Lock Up Period of Common Shares					12 months
MAAC Sponsor [Member] | MAAC Independent Director [Member] | Roivant Common Shares [Member] | Lock Up Period Nine [Member]
Business Combination with M A A C [Line Items]
Percentage of shares subject to lock-up for defined period of time	50.00%				50.00%
Roivant Warrant [Member]
Business Combination with M A A C [Line Items]
Time To Warrant Exercisability					30 days
Warrants and Rights Outstanding, Term	5 years				5 years
Private Placement Warrants [Member]
Business Combination with M A A C [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50				$ 11.50
Class of Warrant or Right, Outstanding | shares	10,214,365				10,214,365
Private Placement Warrants [Member] | Share Price Equal or Exceeds Eighteen Per Dollar [Member]
Business Combination with M A A C [Line Items]
Stock price trigger for redemption of warrant	$ 18.00				$ 18.00
Public Warrants [Member]
Business Combination with M A A C [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50				$ 11.50
Class of Warrant or Right, Outstanding | shares	20,535,896				20,535,896
Redemption of Roivant Warrants [Member] | Share Price Equal or Exceeds Eighteen Per Dollar [Member]
Business Combination with M A A C [Line Items]
Stock price trigger for redemption of warrant	$ 18.00				$ 18.00
Number of trading days to meet warrant redemption threshold					20 days
Trading day period for warrant redemption					30 days
Class of warrants, redemption price per unit					$ 0.01
Class of warrants, redemption notice period					30 days
Redemption of Roivant Warrants [Member] | Share Price Equal or Exceeds Ten Dollar [Member]
Business Combination with M A A C [Line Items]
Stock price trigger for redemption of warrant	10.00				$ 10.00
Class of warrants, redemption price per unit					$ 0.10
Class of warrants, redemption notice period					30 days
Redemption of Roivant Warrants [Member] | Roivant Common Shares [Member]
Business Combination with M A A C [Line Items]
Period for fair market value determination					10 days
Maximum redemption feature per warrant					$ 0.361
Maac Class A Shares [Member] | Roivant Warrant [Member]
Business Combination with M A A C [Line Items]
Exercise price of warrants (in dollars per share)	$ 11.50				$ 11.50
Common Class A [Member] | Share Price Equal or Exceeds Eighteen Dollar [Member]
Business Combination with M A A C [Line Items]
Share Redemption Trigger Price					18.00%
Common Class A [Member] | Roivant Warrant [Member]
Business Combination with M A A C [Line Items]
Time To Warrant Exercisability					30 days
Montes Archimedes Acquisition Corp. [Member]
Business Combination with M A A C [Line Items]
Stockholders Equity Note Stock Split Exchange Ratio 1	2.9262				2.9262
Allocation of transaction costs incurred to warrants and earn-out shares | $	$ 7,400				$ 7,400
Montes Archimedes Acquisition Corp. [Member] | PIPE Financing [Member]
Business Combination with M A A C [Line Items]
Stock Issued During Period, Shares, New Issues | shares					22,000,000
Share Price	$ 10.00				$ 10.00
Stock Issued During Period, Value, New Issues | $					$ 220,000
Cash received | $								$ 213,400
Costs Incurred Related To Financing | $					$ 24,400
Montes Archimedes Acquisition Corp. [Member] | Maac Class B Shares [Member] | Roivant Common Shares [Member]
Business Combination with M A A C [Line Items]
Exchange Ratio Of MAAC Class B To Roivant Common Shares	0.75				0.75

[1]	Retroactively restated for the stock subdivision as described in Note 3.